Document And Entity Information	Apr. 25, 2023
Document Information Line Items
Entity Registrant Name	LIVENT CORPORATION
Trading Symbol	LTHM
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001742924
Document Period End Date	Apr. 25, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38694
Entity Tax Identification Number	82-4699376
Entity Address, Address Line One	1818 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	299-5900
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true